Note 16 - Investments in joint ventures and associates	12 Months Ended
Dec. 31, 2020
Investments in subsidiaries, joint ventures and associates
Investments in subsidiaries joint ventures and associates

16. Investments in joint ventures and associates

16.1. Joint ventures and associates

The breakdown of the balance of “Investments in joint ventures and associates” in the accompanying consolidated balance sheets is as follows:

Joint ventures and associates. Breakdown by entities (Millions of Euros)
	2020	2019	2018
Joint ventures
Altura Markets, S.V., S.A.	77	73	69
RCI Colombia	36	37	32
Desarrollo Metropolitanos del Sur, S.L.	17	14	13
Other	19	30	59
Subtotal	149	154	173
Associates
Divarian Propiedad, S.A.U.	567	630	591
Metrovacesa, S.A.	285	443	508
BBVA Allianz Seguros y Reaseguros, S.A.	250	-	-
ATOM Bank PLC	64	136	138
Solarisbank AG	39	36	37
Cofides	25	23	22
Redsys servicios de procesamiento, S.L.	14	14	12
Servicios Electrónicos Globales S.A. de CV	11	11	9
Other	33	41	88
Subtotal	1.288	1.334	1.405
Total	1.437	1.488	1.578

Details of the joint ventures and associates as of December 31, 2020 are shown in Appendix II.

The following is a summary of the changes in the in December 31, 2020, 2019 and 2018 under this heading in the accompanying consolidated balance sheets:

Joint ventures and associates. Changes in the year (Millions of Euros)
	Notes	2020	2019	2018
Balance at the beginning		1.488	1.578	1.588
Acquisitions and capital increases		257	161	309
Disposals and capital reductions		(47)	(149)	(516)
Transfers and changes of consolidation method		(7)	(27)	211
Share of profit and loss	39	(39)	(42)	(7)
Exchange differences		(27)	10	2
Dividends, valuation adjustments and others		(188)	(43)	(8)
Balance at the end		1.437	1.488	1.578

During the year 2020, the most significant changes in the heading “Investments in joint ventures and associates” correspond to the valuation of Metrovacesa and BBVA Allianz Seguros y Reaseguros, S.A.

During the year 2019, there was no significant change in the heading “Investment in joint ventures and associates”.

The variation during the year 2018 was mainly explained by the decrease of BBVA Group stakes in Testa Residencial, S.A., Metrovacesa Suelo y Promoción, S.A. and the contribution of assets and subsequent sale to Cerberus of 80% of the capital stake in Divarian Propiedad, S.A.U., (see Note 3 and Appendix III).

Appendix III provides notifications on acquisitions and disposals of holdings in subsidiaries, joint ventures and associates, in compliance with article 155 of the Corporations Act and article 125 of the Securities Market Act 4/2015.

16.2. Other information about associates and joint ventures

If these entities had been consolidated rather than accounted for using the equity method, the change in each of the lines of balance sheet and the consolidated income statement would not be significant.

As of December 31, 2020, 2019 and 2018 there was no financial support agreement or other contractual commitment to associates and joint ventures entities from the holding or the subsidiaries that are not recognized in the financial statements (see Note 53.2).

As of December 31, 2020, 2019 and 2018 there was no contingent liability in connection with the investments in joint ventures and associates (see Note 53.2).

16.3. Impairment

As described in IAS 36, the book value of the associates and joint venture entities has been compared with their recoverable amount, being the latter calculated as the higher between the value in use and the fair value minus the cost of sale. For the year ended December 31, 2020, €158 million have been recorded in the Group’s consolidated income statement due to impairment. For the year ended December 31, 2019, €46 million were recorded due to impairment. There were no impairments recognized in 2018 (see Note 48).